UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004
                                                ------------------

Check here if Amendment ; Amendment Number: ___________
      This Amendment (Check only one):      [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Steel Partners II, L.P.
Address:         590 Madison Avenue, 32nd Floor
                 New York, New York 10022


Form 13F File Number: 28-10730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Warren G. Lichtenstein
Title:            Managing Member of General Partner
Phone:            212-758-3232

Signature, Place, and Date of Signing:

                  /s/ Warren G. Lichtenstein, New York, NY, November 15, 2004

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              1
                                         ------------------

Form 13F Information Table Entry Total:         39
                                         ------------------

Form 13F Information Table Value Total:        $422,869
                                         ------------------
                                             (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


             No.     Form 13F File Number        Name

              1      28-10766                    Warren G. Lichtenstein
            ------   --------------------        -------------------------------


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                                                   FORM 13F INFORMATION TABLE


      COLUMN 1              COLUMN 2        COLUMN 3     COLUMN 4          COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8
--------------------------  --------       ----------   ---------   --------------------  ----------  --------- ------------------
                                                                                                                  VOTING AUTHORITY
                             TITLE OF                    VALUE      SHRS OR    SH/  PUT/  INVESTMENT   OTHER      ----------------
   NAME OF ISSUER             CLASS         CUSIP       (X$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
   --------------             -----         -----       --------    -------    ---  ----  ----------  --------  ----   ------  ----
AMERICAN INDEPENDENCE CORP    COM NEW       026760405    4241       283711      SH          OTHER        1      0       283711   0

ANGELICA CORP                 COM           034663104   28942      1163250      SH          OTHER        1      0      1163250   0

APOLLO INVT CORP              COM           03761U106    1415       100000      SH          OTHER        1      0       100000   0

APRIA HEALTHCARE GROUP INC    COM           037933108    2725       100000      SH          OTHER        1      0       100000   0

BKF CAP GROUP INC             COM           05548G102   19250       657000      SH          OTHER        1      0       657000   0

BAIRNCO CORP                  COM           057097107    9733       888900      SH          OTHER        1      0       888900   0

CALGON CARBON CORP            COM           129603106    9242      1280100      SH          OTHER        1      0      1280100   0

COINSTAR INC                  COM           19259P300    1504        64552      SH          OTHER        1      0        64552   0

CONTINENTAL MATLS CORP        COM PAR       211615307    9651       335700      SH          OTHER        1      0       335700   0
                              $0.25

CRONOS GROUP S A              SHS           L20708100   13113      1440971      SH          OTHER        1      0      1440971   0

DYNAMEX INC                   COM           26784F103    4762       276219      SH          OTHER        1      0       276219   0

ENPRO INDS INC                COM           29355X107   42117      1744700      SH          OTHER        1      0      1744700   0

ENSTAR GROUP INC GA           COM           29358R107    9159       184815      SH          OTHER        1      0       184815   0

EQUIDYNE CORP                 COM           29442R105      20        42600      SH          OTHER        1      0        42600   0

EVANS & SUTHERLAND COMPUTER   SDCV 6.000%   299096AA5    2112      2934000      PRN         OTHER        1    N/A          N/A  N/A
                              3/0

EVANS & SUTHERLAND COMPUTER   COM           299096107     800       149572      SH          OTHER        1      0       149572   0

GABELLI ASSET MGMT INC        CL A          36239Y102    1487        34700      SH          OTHER        1      0        34700   0

GENCORP INC                   COM           368682100   54604      4029800      SH          OTHER        1      0      4029800   0

IKON OFFICE SOLUTIONS INC     COM           451713101   31506      2621100      SH          OTHER        1      0      2621100   0

INDEPENDENCE HLDG CO NEW      COM NEW       453440307    1912       108234      SH          OTHER        1      0       108234   0

INTEGRATED ALARM SVCS GROUP   COM           45890M109     878       212500      SH          OTHER        1      0       212500   0

JPS INDUSTRIES INC            COM           46624E405    9487      2883511      SH          OTHER        1      0      2883511   0

LAYNE CHRISTENSEN CO          COM           521050104   21638      1435818      SH          OTHER        1      0      1435818   0

NASHUA CORP                   COM           631226107    4834       437447      SH          OTHER        1      0       437447   0

NATHANS FAMOUS INC NEW        COM           632347100    6292      1018200      SH          OTHER        1      0      1018200   0

NEW VY CORP                   COM PAR $.01  649080504    5522      1104357      SH          OTHER        1      0      1104357   0

NOVOSTE CORP                  COM           67010C100    2623      1599207      SH          OTHER        1      0      1599207   0

P & F INDS INC                CL A NEW      692830508    3367       351085      SH          OTHER        1      0       351085   0

RONSON CORP                   COM NEW       776338204     819       397396      SH          OTHER        1      0       397396   0

S L INDS INC                  COM           784413106   15432      1402950      SH          OTHER        1      0      1402950   0

STANDARD MTR PRODS INC        COM           853666105    9271       613598      SH          OTHER        1      0       613598   0

STRATEGIC DISTR INC           COM NEW       862701307    4342       289489      SH          OTHER        1      0       289489   0

TRANSTECHNOLOGY CORP DEL      COM           893889105     446        52700      SH          OTHER        1      0        52700   0

UNITED CAPITAL CORP           COM           909912107    2002        87600      SH          OTHER        1      0        87600   0

UNITED INDL CORP              COM           910671106   52034      1582050      SH          OTHER        1      0      1582050   0

WHX CORP                      COM NEW       929248409     255       240933      SH          OTHER        1      0       240933   0

WALTER INDS INC               COM           93317Q105   20011      1249100      SH          OTHER        1      0      1249100   0

WARWICK VALLEY TEL CO         COM           936750108    1769        74457      SH          OTHER        1      0        74457   0

WEBFINANCIAL CORP             COM           94767P100   13552      5623255      SH          OTHER        1      0      5623255   0



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